Income Tax (Details) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 01, 2008	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Income Tax [Line Items]
Tax Jurisdiction of Domicile [Extensible Enumeration]		Jurisdiction	Jurisdiction
Percentage of tax rate		16.50%	16.50%
Assessable profits (in Dollars)			$ 2,000,000
Uniform tax rate	25.00%
Provision of income tax expenses	25.00%	50.00%	50.00%
Preferential tax rates	25.00%
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100,000
Net operating loss (in Dollars)					$ 12,340	$ 8,460
Valuation allowance		100.00%	100.00%	100.00%
Hong Kong [Member]
Income Tax [Line Items]
Percentage of tax rate		8.25%	8.25%
Assessable profits (in Dollars)			$ 2,000,000
PRC [Member]
Income Tax [Line Items]
Unrecognized tax benefits (in Dollars)